N-6	Apr. 21, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	John Hancock Life Insurance Co USA Separate Account A
Entity Central Index Key	0000801019
Entity Investment Company Type	N-6
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Protection Variable Universal Life 2023
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first ten policy years from the Policy Date. The maximum surrender charge is 5.35% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,347.
FEE TABLE Deductions from policy value
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Face Amount charge, Advance Contribution
Charge, asset-based risk charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	1.19%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first ten policy years from the Policy Date. The maximum surrender charge is 5.35% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,347.
FEE TABLE Deductions from policy value

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.35%
Surrender Charge Example Maximum [Dollars]	$ 5,347
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Face Amount charge, Advance Contribution
Charge, asset-based risk charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	1.19%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.19%
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN A POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Early Surrender or Withdrawal Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at
dfinview.com/JohnHancock/PUFT/PVUL2023.
Investment Risk/Risk of Loss
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock USA, including that the obligations (including under the fixed account option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John
Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our
current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Unless the Death Benefit Protection feature is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Lapse and Reinstatement

Investment Restrictions [Text Block]	There are restrictions that may limit the variable investment account options and general account options (including under the fixed account option) that you may choose, as well as limitations on the transfer of policy value among those options. These restrictions may include a monthly limit on the number of transfers you may make. We may also impose additional restrictions to discourage market timing and disruptive trading activity.In particular, your allocation options will be affected if you elect to take a loan or receive benefits under certain supplementary benefit riders.Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.
Optional Benefit Restrictions [Text Block]	There are restrictions and limitations relating to optional benefits, as well as conditions under which an optional benefit may be modified or terminated by us. For example, certain supplementary benefit riders may be subject to underwriting, and your election of an option may result in restrictions upon some of the policy benefits, including availability of investment options.Availability of certain optional benefits may vary due to state limitations. See the Material State Variations table for more information.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan. If we pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income. Distributions also are subject to tax penalties under some circumstances. If your policy is a modified endowment contract, distributions, including policy loans, are treated as coming first from the gain in the policy and are includible in your income.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	20% of each premium paid (1)
Surrender charge(2)	Upon surrender, policy lapse, withdrawals, and certain reductions in Face Amount
Minimum charge		$2.17 per $1,000 of Face Amount
Maximum charge		$56.31 per $1,000 of Face Amount
Charge for a representative insured person	$39.49 per $1,000 of Face Amount
Transfer fee(3)	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve	$25.00
Enhanced Death Benefit Protection Rider(4)	Upon payment of premium	10% of each premium paid
(1) This charge is 20% of each premium paid in years 1-10 and 17% of each premium paid in years 11 and thereafter. (2) A surrender charge is applicable for ten policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The maximum charge shown is for a 68-year old female super preferred non-smoker underwriting risk. The minimum charge shown is for a 90-year old male standard non-smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is not currently imposed, but we reserve the right to do so in the policy. (4) This charge does not apply if the Enhanced Death Benefit Protection Rider is not elected. The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges:
Cost of Insurance(1):	Monthly
Minimum charge		$0.0067 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for a representative insured person	$0.28 per $1,000 of NAR
Administrative charge	Monthly	$15.00
Face Amount charge(2):	Monthly
Minimum charge		$0.05 per $1,000 of Face Amount
Maximum charge		$9.08 per $1,000 of Face Amount
Charge for a representative insured person		$0.32 per $1,000 of Face Amount
Advance Contribution Charge(3)	Monthly
Minimum charge		$0.008 per $1,000 of excess Cumulative Premiums
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Maximum charge		$2.76 per $1,000 of excess Cumulative Premiums
Charge for representative insured person		$1.38 per $1,000 of excess Cumulative Premiums
Asset-based risk charge(4)	Monthly	0.02% (monthly rate) of policy value
Maximum policy loan interest rate(5)	Accrues daily Payable annually	3.25% annual rate
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Healthy Engagement Rider	Monthly	$2
Critical Illness Benefit Rider(6)	Monthly
Minimum charge		$0.20 per $1,000 of Critical Illness Benefit Amount
Maximum charge		$48.43 per $1,000 of Critical Illness Benefit Amount
Charge for representative insured person		$5.10 per $1,000 of Critical Illness Benefit Amount
Disability Payment of Specified Premium Rider(7)	Monthly
Minimum charge		$16.57 per $1,000 of Specified Premium
Maximum charge		$198.67 per $1,000 of Specified Premium
Charge for representative insured person		$88.11 per $1,000 of Specified Premium
Long-Term Care Rider(8)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.34 per $1,000 of NAR
Charge for representative insured person		$0.11 per $1,000 of NAR
Long-Term Care Rider 2018(9)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.75 per $1,000 of NAR
Charge for representative insured person		$0.10 per $1,000 of NAR
Defined Benefit Chronic Illness Rider(10)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$914.72 per $1,000 of NAR
Charge for representative insured person		$0.52 per $1,000 of NAR
(1) The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in policy year 14 for a policy issued to cover a 90-year old male substandard smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (2) This charge is determined by multiplying the Face Amount at issue by the applicable rate. The rates vary by the sex, age, and risk classification at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate for a 0 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate for a 90-year old male standard smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is determined by multiplying the Advance Contribution Charge Rate by the excess (if any) of cumulative premiums paid over the Advance Contribution Limit multiplied by the policy year. The Advance Contribution Charge Rate and Advance Contribution Limit vary depending upon the issue age, insurance risk characteristics and gender of the insured person. The Advance Contribution Charge Rate and the Advance Contribution Limit are identified in your Policy Specifications. The maximum rate shown is for a 20-year old female standard plus non-smoker underwriting risk. The minimum rate shown is for a 90-year old male preferred non-smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (4) This charge is not currently imposed, but we reserve the right do so in the policy. This charge only applies to that portion of policy value held in the variable investment accounts. The charge determined does not apply to any fixed account. (5) The maximum effective annual interest rate we can charge for the loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan. (6) The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male standard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (7) The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 55 year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (8) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20 year old female super preferred non-smoker underwriting risk with a 1%” Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (9) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (10) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20 year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 31 for a policy issued to cover a 80-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the policy. A complete list of the portfolios available under the policy, including their annual expenses, may be found at the back of this document.
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.19%

Transaction Expenses [Table Text Block]
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	20% of each premium paid (1)
Surrender charge(2)	Upon surrender, policy lapse, withdrawals, and certain reductions in Face Amount
Minimum charge		$2.17 per $1,000 of Face Amount
Maximum charge		$56.31 per $1,000 of Face Amount
Charge for a representative insured person	$39.49 per $1,000 of Face Amount
Transfer fee(3)	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve	$25.00
Enhanced Death Benefit Protection Rider(4)	Upon payment of premium	10% of each premium paid
(1) This charge is 20% of each premium paid in years 1-10 and 17% of each premium paid in years 11 and thereafter. (2) A surrender charge is applicable for ten policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The maximum charge shown is for a 68-year old female super preferred non-smoker underwriting risk. The minimum charge shown is for a 90-year old male standard non-smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is not currently imposed, but we reserve the right to do so in the policy. (4) This charge does not apply if the Enhanced Death Benefit Protection Rider is not elected.
Sales Load, Description [Text Block]	Maximum premium charge
Sales Load, When Deducted [Text Block]	Upon payment of premium
Sales Load (of Premium Payments), Maximum [Percent]	20.00%
Sales Load, Footnotes [Text Block]	This charge is 20% of each premium paid in years 1-10 and 17% of each premium paid in years 11 and thereafter.
Deferred Sales Charge, Description [Text Block]	Surrender charge(2)
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy lapse, withdrawals, and certain reductions in Face Amount
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	56.31%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	39.49%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	2.17%
Deferred Sales Load, Footnotes [Text Block]
Charge for a representative insured person	$39.49 per $1,000 of Face Amount
A surrender charge is applicable for ten policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The maximum charge shown is for a 68-year old female super preferred non-smoker underwriting risk. The minimum charge shown is for a 90-year old male standard non-smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Transfer Fees, Description [Text Block]	Transfer fee(3)
Transfer Fees, When Deducted [Text Block]	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve
Transfer Fee, Current [Dollars]	$ 25.00
Transfer Fee, Footnotes [Text Block]	This charge is not currently imposed, but we reserve the right to do so in the policy.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This charge does not apply if the Enhanced Death Benefit Protection Rider is not elected.
Periodic Charges [Table Text Block]	The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges:
Cost of Insurance(1):	Monthly
Minimum charge		$0.0067 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for a representative insured person	$0.28 per $1,000 of NAR
Administrative charge	Monthly	$15.00
Face Amount charge(2):	Monthly
Minimum charge		$0.05 per $1,000 of Face Amount
Maximum charge		$9.08 per $1,000 of Face Amount
Charge for a representative insured person		$0.32 per $1,000 of Face Amount
Advance Contribution Charge(3)	Monthly
Minimum charge		$0.008 per $1,000 of excess Cumulative Premiums
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Maximum charge		$2.76 per $1,000 of excess Cumulative Premiums
Charge for representative insured person		$1.38 per $1,000 of excess Cumulative Premiums
Asset-based risk charge(4)	Monthly	0.02% (monthly rate) of policy value
Maximum policy loan interest rate(5)	Accrues daily Payable annually	3.25% annual rate
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Healthy Engagement Rider	Monthly	$2
Critical Illness Benefit Rider(6)	Monthly
Minimum charge		$0.20 per $1,000 of Critical Illness Benefit Amount
Maximum charge		$48.43 per $1,000 of Critical Illness Benefit Amount
Charge for representative insured person		$5.10 per $1,000 of Critical Illness Benefit Amount
Disability Payment of Specified Premium Rider(7)	Monthly
Minimum charge		$16.57 per $1,000 of Specified Premium
Maximum charge		$198.67 per $1,000 of Specified Premium
Charge for representative insured person		$88.11 per $1,000 of Specified Premium
Long-Term Care Rider(8)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.34 per $1,000 of NAR
Charge for representative insured person		$0.11 per $1,000 of NAR
Long-Term Care Rider 2018(9)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$3.75 per $1,000 of NAR
Charge for representative insured person		$0.10 per $1,000 of NAR
Defined Benefit Chronic Illness Rider(10)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$914.72 per $1,000 of NAR
Charge for representative insured person		$0.52 per $1,000 of NAR
(1) The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in policy year 14 for a policy issued to cover a 90-year old male substandard smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (2) This charge is determined by multiplying the Face Amount at issue by the applicable rate. The rates vary by the sex, age, and risk classification at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate for a 0 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate for a 90-year old male standard smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is determined by multiplying the Advance Contribution Charge Rate by the excess (if any) of cumulative premiums paid over the Advance Contribution Limit multiplied by the policy year. The Advance Contribution Charge Rate and Advance Contribution Limit vary depending upon the issue age, insurance risk characteristics and gender of the insured person. The Advance Contribution Charge Rate and the Advance Contribution Limit are identified in your Policy Specifications. The maximum rate shown is for a 20-year old female standard plus non-smoker underwriting risk. The minimum rate shown is for a 90-year old male preferred non-smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (4) This charge is not currently imposed, but we reserve the right do so in the policy. This charge only applies to that portion of policy value held in the variable investment accounts. The charge determined does not apply to any fixed account. (5) The maximum effective annual interest rate we can charge for the loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan. (6) The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male standard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (7) The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 55 year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (8) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20 year old female super preferred non-smoker underwriting risk with a 1%” Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (9) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (10) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20 year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 31 for a policy issued to cover a 80-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Insurance Cost, Description [Text Block]	Cost of Insurance(1):
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Charge for a representative insured person	$0.28 per $1,000 of NAR

Insurance Cost (of Other Amount), Maximum [Percent]	83.33%
Insurance Cost (of Other Amount), Current [Percent]	0.28%
Insurance Cost (of Other Amount), Minimum [Percent]	0.0067%
Insurance Cost, Footnotes [Text Block]	The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in policy year 14 for a policy issued to cover a 90-year old male substandard smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.19%

Portfolio Company Expenses [Text Block]	Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.19%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy Lapse Risk If the net cash surrender value is insufficient to pay the charges when due and the Death Benefit Protection feature is in default, your policy can terminate (i.e., “lapse”). For example, this can happen because you haven’t paid enough premium, because the performance of the variable investment or fixed account options you’ve chosen has been poor, because the performance of the S&P 500 has been poor or because of a combination of all factors. Since withdrawals and policy charges reduce your policy value, these also increase the risk of lapse. Policy loans also increase the risk of lapse. There is no guarantee that your policy will not lapse even if you pay your planned premium. Investment Risk/Risk of Loss The policy offers a number of variable investment accounts, as listed in the APPENDIX. The investment performance of any variable investment account may be good or bad, and you may lose money on amounts you invest in a policy. Your policy value will increase or decrease based on the investment performance of the variable investment accounts you’ve chosen. The variable investment accounts cover a broad spectrum of investment styles and strategies, some variable investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the portfolios. The death benefit may also increase or decrease with investment experience. An investment in a policy is also subject to risks related to John Hancock USA, including that the obligations (including under the fixed account options), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.Transfer Risk There is a risk that you will not be able to transfer your policy value from one variable investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment accounts. If you purchase certain supplementary benefit riders you will be subject to special transfer restrictions. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors. Early Surrender or Withdrawal Risk/Not a Short-Term Investment This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. There are surrender charges assessed if you surrender your policy in the first ten policy years. Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you. Tax Risks In order for you to receive the tax benefits extended to life insurance under the Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring, which can have adverse tax consequences. If the policy were determined not to qualify as life insurance under the Code, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “tax-deferred inside build-up” that is a major benefit of life insurance. There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur. Tax consequences of ownership or receipt of policy proceeds (including surrender or withdrawal proceeds) under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy. There are tax risks associated with the election of certain supplementary benefit riders (see “Tax Consequences of Electing Certain Supplementary Benefit Riders”). Cybersecurity Risks Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with the processing of actions taken on your policy, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your policy due to cyber-attacks or information security breaches in the future.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death Benefits Standard Death Benefits Effectiveness and Policy Date. After you apply for a policy, we gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what each insured person’s risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. The policy will take effect only if all of the following conditions are satisfied: • The policy is delivered to and received by the applicant. • The Minimum Initial Premium is received by us. • Each insured person is living and there has been no deterioration in the insurability of the insured persons since the date of the application. If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “Policy Date.” That is the date on which we begin to take monthly deductions. Policy months, policy years and policy anniversaries are all measured from the Policy Date. Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Temporary insurance coverage. If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage. Option 1 and Option 2. When the insured person dies, we will pay the death benefit minus any outstanding policy debt and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are described below. • Option 1. The death benefit will equal the greater of (1) the Face Amount plus any amount payable under a supplementary benefit rider, or (2) the minimum death benefit (as described below). • Option 2. The death benefit will equal the greater of (1) the Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit. See the OTHER BENEFITS AVAILABLE UNDER THE POLICY and More About Certain Optional Benefits sections for more information about riders that may increase the death benefit. For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the cost of insurance charges (based on the higher NAR) will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments. Poor investment performance of the portfolios, expenses, and deduction of charges under the policy all will reduce the policy value and net cash surrender value and may also reduce the death benefit. However, favorable investment performance may increase the policy value, net cash surrender value, and death benefit. Therefore, if you experience better investment performance or lower expenses and charges than you assumed, you may be able to reduce your premium payments while maintaining the death benefit and other values under your policy; or if you continue to pay premiums at the same level, the death benefit and other values under your policy may increase. Conversely, if the investment performance falls short of what you assumed, or the expenses or charges are higher, the death benefit and other values under your policy may decrease unless you pay additional premiums. Minimum death benefit. In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. The Federal tax law test that will be applied at issue to determine whether your policy qualifies for life insurance is the cash value accumulation test. Under the cash value accumulation test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy , and the following table shows such factors for selected ages.
Issue Age	Year 1 Factor – Female Std NS	Year 1 Factor – Male Std NS
40	636.20%	563.25%
45	533.80%	475.93%
50	444.61%	402.10%
55	375.07%	340.84%
60	316.86%	289.37%
65	268.60%	246.59%
70	228.49%	211.23%
75	196.19%	184.80%
80	170.63%	163.24%
85	149.18%	144.91%
90	135.51%	133.60%
These death benefit factors are subject to change based on the issue date of your policy. Please refer to your policy and contact your John Hancock USA representative for the death benefit factors that are specific to your policy. To the extent that the calculation of the minimum death benefit under the selected life insurance qualification test causes the death benefit to exceed our limits, we reserve the right to return premiums or to distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, should we consider accepting the additional amount of insurance, we may require additional evidence of insurability. Calculation and payment of the death benefit. We will ordinarily pay any death benefit within seven days after we receive the last required form or request and any other documentation that may be required. You may choose to receive proceeds from the policy as a single sum. If we do not have information about the desired manner of payment within seven days after the date we receive documentation of the last surviving insured person’s death, we will pay the proceeds as a single sum. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out terms of the option in full. Please contact our Service Office for more information. Changes you may make. Subject to certain limitations and conditions, you may request a change from death benefit Option 2 to Option 1 or a reduction in your policy’s Face Amount. However, you may not request a change from Option 1 to Option 2 or a Face Amount increase.Additional Information About Standard Death Benefits Requesting an increase or decrease in coverage. You may not increase your Face Amount under the policy. However, if you request a change in your death benefit option from Option 2 to Option 1, it may result in an increase of the Face Amount. After the first policy year, we may approve a reduction in the Face Amount, but only if the remaining Face Amount will be at least $50,000, and the remaining Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status. A pro-rata portion of the Surrender Charge will be deducted from the policy value in instances where your requests for Face Amount reductions during the surrender charge period cumulatively exceed 10% of your Face Amount at issue. The pro-rata Surrender Charge is based on the amount by which the cumulative Face Amount reductions on the policy exceed 10% of your Face Amount at issue. An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. Change of death benefit option. Under our current administrative rules, we permit the death benefit option to be changed from Option 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Face Amount after the change will equal your Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit will change from one that may increase over time due to the investment experience of the variable investment accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly cost of insurance charge since this charge is lowered when the NAR is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office. Tax consequences of coverage changes. A change in the death benefit option or Face Amount will often change the policy’s limits under the Federal tax law test. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to refuse or limit a change in the death benefit option or a reduction in Face Amount. Limitations on payment of death benefit. If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals. Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Face Amount and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Additional Information About Standard Death Benefits Requesting an increase or decrease in coverage. You may not increase your Face Amount under the policy. However, if you request a change in your death benefit option from Option 2 to Option 1, it may result in an increase of the Face Amount. After the first policy year, we may approve a reduction in the Face Amount, but only if the remaining Face Amount will be at least $50,000, and the remaining Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status. A pro-rata portion of the Surrender Charge will be deducted from the policy value in instances where your requests for Face Amount reductions during the surrender charge period cumulatively exceed 10% of your Face Amount at issue. The pro-rata Surrender Charge is based on the amount by which the cumulative Face Amount reductions on the policy exceed 10% of your Face Amount at issue. An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. Change of death benefit option. Under our current administrative rules, we permit the death benefit option to be changed from Option 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Face Amount after the change will equal your Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit will change from one that may increase over time due to the investment experience of the variable investment accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly cost of insurance charge since this charge is lowered when the NAR is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office. Tax consequences of coverage changes. A change in the death benefit option or Face Amount will often change the policy’s limits under the Federal tax law test. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to refuse or limit a change in the death benefit option or a reduction in Face Amount. Limitations on payment of death benefit. If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals. Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Face Amount and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefits associated with your policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in the FEE TABLE.
STANDARD BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar cost averaging
Under the dollar cost averaging program, you will
designate an amount that will be transferred
monthly from one variable investment account into
any other variable investment account or a fixed
account.
We reserve the right to cease to offer this program after written notice to you.
Asset allocation balancing
Under the asset allocation balancer program, you
will designate a percentage allocation of policy
value among variable investment accounts. We will
automatically transfer amounts among the variable
investment accounts at intervals you select
(annually, semi-annually, quarterly, or monthly) to
reestablish your chosen allocation.
We reserve the right to cease this program after written notice to you.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Healthy Engagement Rider*
Provides the opportunity to add credits to your
policy value based upon the insured person’s
ongoing participation in activities that promote a
healthy lifestyle. The higher the insured person’s
healthy engagement status category, and the more
years the insured person qualifies for higher status
categories, the larger your credits are likely to be.
The Healthy Engagement Rider also provides the
insured person with the possibility of other
benefits.

The amount of any credit will be reduced (a) the
closer we are to charging the policy’s maximum
cost of insurance rate or (b) at any time the policy’s
death benefit exceeds the cap shown in your policy.
We have the right to change at any time the
qualification standards for status categories. Also,
we may change or terminate any other incentives.

Healthy Engagement Core Rider*
This program is designed to help improve the
longevity of the insured person by educating and
motivating the insured person to develop and
maintain a healthy lifestyle.

By participating in this program, the insured person
may receive discounts on certain goods and
services, educational resources, tools, or other
items that are designed to encourage learning and
participation in healthy activities.

We reserve the right to amend aspects of the
program from time to time, including the Program
Rewards.

In order to participate in the program, the insured
person (i) must have attained Age 20, and (ii) must
not have elected the Healthy Engagement Rider.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Disability Payment of Specified Premium Rider*	Pays a specified amount of premium into the policy value each month during the life insured person’s total disability.
Total disability must begin between the policy
anniversaries nearest the insured person’s 5th and
65th birthdays and must be continuous for at least
six months.

We will not pay the specified premium under this
rider if: (1) the total disability results from an
intentional, self-inflicted injury or service in the
armed forces; or

(2) the total disability begins within 2 years after
the rider’s Issue Date and results from an injury
sustained or a disease contracted before the rider’s
Issue Date. The specified premium may be reduced
in the event of a reduction in Total Face Amount.
The specified premium paid under this rider may
not be sufficient to maintain the policy in force to
Age 121.

Long Term Care Rider
Provides for periodic advance payments to you of a
portion of the death benefit if the insured person
becomes chronically ill as defined in the policy and
has received qualified long-term care service while
the policy is in force. If you elect this rider, you will
also have an option to apply to have a portion of the
policy’s death benefit advanced to you in the event
of terminal illness.

There is a maximum amount of death benefit that
we will advance for each month of qualification.
Each advance reduces the remaining death benefit
under your policy and causes a proportionate
reduction in your policy value. We restrict your
policy value’s exposure to market risk when
benefits are paid under the Long-Term Care Rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. There is a significant risk
that ownership of a policy with this rider by anyone
other than the insured person will cause adverse tax
consequences. Benefits paid under this rider do not
reduce the No- Lapse Guarantee Premium
requirements that may be necessary for the No-
Lapse Guarantee to remain in effect after a
termination of rider benefits.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Long Term Care Rider 2018*
Provides for periodic advance payments to you of a
portion of the death benefit if the insured person
becomes chronically ill as defined in the policy and
has received qualified long-term care service while
the policy is in force. Rider benefits may also be
used to pay for Stay at Home Services.

Each advance payment under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under the Long-
Term Care Rider 2018 by transferring all policy
value to the fixed account. In addition, you will not
be permitted to transfer policy value or allocate any
additional premium payment to a variable
investment account while rider benefits are paid.
There is a significant risk that ownership of a
policy with this rider by anyone other than the
insured person will cause adverse tax
consequences.

Finally, benefits paid under this rider do not reduce
the No-Lapse Guarantee Premium requirements
that may be necessary for the No-Lapse Guarantee
to remain in effect after a termination of rider
benefits.

Accelerated Benefit Rider	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Critical Illness Benefit Rider*	Pays the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed with certain illnesses.
If the insured person receives a first-time diagnosis
for one of the critical illnesses before the rider is in
force or during the rider’s waiting period, then the
policy owner will not receive benefits under this
rider for that critical illness. Benefits paid under
this rider do not provide or pay for the cost of
medical care and are meant to be supplemental to
health insurance that does pay for such costs.

Enhanced Death Benefit Protection Rider	To increase the protection afforded by the policy’s Death Benefit Protection feature, so that the policy is even less likely to lapse due to insufficient net cash surrender value.	This rider cannot be added after issuance of the policy. Nor can it be terminated prior to the policy’s termination.
Accelerated Death Benefit for Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Accelerations may be requested no more frequently
than once every 12 months. Each acceleration
under the rider reduces the remaining death benefit
under your policy and causes a proportionate
reduction in your policy value. Advance payments
are restricted to the annualized IRS per diem limit
under IRC Section 7702B.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Defined Benefit Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Each acceleration under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under this rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. If this rider is exercised,
death benefit option 1 must be in effect or, if not
already in effect, the death benefit option must be
changed to option 1. Advance payments are
restricted by the IRS per diem limit under IRC
Section 7702B.

• Healthy Engagement Rider. Our Healthy Engagement Rider provides you with the opportunity to add credits (as described below) to your policy value based upon the insured’s ongoing participation in activities that promote a healthy lifestyle. If you elect this rider, the insured person will qualify for one of four healthy engagement status (“status”) categories each year. The status categories are based on the longevity benefits of certain healthy activities in which the insured person engages (such as regular checkups, biometric screenings, exercising regularly, participating in health educational programs, and periodically considering and answering certain health-related questions) and other health-related information about the insured person. The insured person's status category may change from year to year. (Current information relating to the insured person's status and/or the standards for determining status are available through our Service Office at 1-888-333-2659.) Beginning in the second policy year, if the insured person has qualified for one of the three highest status categories, we will contribute a percentage of your policy’s monthly cost of insurance charge in the form of a credit (a “Rider Credit”) to your policy value, subject to the conditions mentioned below. Any Rider Credits will be allocated automatically to each variable investment account, or any fixed account from which, and in the same proportion as, we are taking your monthly deductions. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits, including discounted wearable devices, gear used to engage in healthy activities, biometric screenings, access to health and fitness information, and other discounts and offers that depend on the insured person having a certain status. These and any other benefits available pursuant to the rider, are designed to encourage a high level of engagement by the insured person in activities that are correlated with improved longevity. Under the Healthy Engagement Rider, several considerations are relevant to the percentage, if any, of any month’s cost of insurance charge that we will contribute as a Rider Credit to your policy. One important consideration is the insured person's status category for the current year and for prior years. If the insured person has always been in the lowest status category, no Rider Credits will be paid. The higher the insured person's status category, and the more years the insured person qualifies for higher status categories, the larger your Rider Credits are likely to be. Also, the Rider Credit that is contributed to your policy in any month will not be more than the factor identified in the rider multiplied by the difference between the maximum amount of cost of insurance charge that your policy permits us to deduct for that month and the amount of cost of insurance charge that we actually deduct for that month. This means that the amount of any Rider Credit will be less the closer we are to charging the maximum cost of insurance rate that the policy permits; and there will not be any Rider Credit if and when we are charging the maximum cost of insurance rate. We will continue to deduct the Healthy Engagement Rider charge in instances where no Rider Credits are being earned and we are charging the maximum cost of insurance rate under the policy. Although our ability to change the cost of insurance rate (subject to the maximum rate) can therefore affect whether and how much Rider Credit you may receive, no Rider Credits that we contributed to your policy value prior to such a change would be affected. The amount of the Rider Credits that are contributed to your policy value in any month also will be reduced if the death benefit under your policy then exceeds the cap shown in your policy. In such cases, the reduction in any Rider Credit will be larger as the death benefit at the time of such credit exceeds such cap. Example: Assume that your cost of insurance charge for a given month is $1000 and that the above-described percentage Rider Credit to which you are entitled for that month is 4%. Assume also that your policy’s current cost of insurance rate and death benefit are at a level that neither of the above-mentioned limits based on those factors is applicable. In that case, your Rider Credit would be $40 [$1000 x 4%] for the month in question, which would result in your policy value being $40 higher than it would have been without that month’s Rider Credit. The amount of any Rider Credit for a month in which the policy is in default will be applied first to pay any monthly deductions that are then due and unpaid and next to reduce the default payment, with any remaining amount then being contributed to your policy value in accordance with the allocation instructions then in effect for premium payments. The same procedure also will apply for any month in which the policy is being continued in force under its Death Benefit Protection provision, except that no amount will be applied to reduce a default payment. We have the right to change at any time the qualification standards for status categories. Such changes will be based on our expectations of the impact of those standards on future mortality, policy persistency, our expenses, our capital and reserve requirements, and our taxes relating to the policies. Any such changes, however, will be determined prospectively on a basis that does not discriminate unfairly within any class of insured persons. If we change the qualification standards for a status level, it has an effect on the amount of Rider Credits you may earn for future months, but it will not affect the Rider Credits you have already earned. Also, we may change or terminate any other incentives (such as access to health and fitness information, offers, discounts, tools, or other services designed to encourage the insured to participate in activities that promote a healthy lifestyle) that we may make available from time to time to insured persons under the Healthy Engagement Rider. If the Healthy Engagement Rider is still in effect on the later of the policy anniversary nearest the insured person’s 80th birthday or the 10th policy anniversary, the rider charge will cease to be deducted, no new Rider Credits will be earned and all previously earned Rider Credits will continue to apply as provided in the rider. The availability to the insured person of certain benefits may cease when the rider charge ceases. You may elect to discontinue the rider at any time by written notice to us. In that case, the same circumstances described above will apply. If your policy terminates for any reason, the Healthy Engagement Rider also will terminate, although no Rider Credits that we contributed to your policy value prior to the termination will be affected. Although the standards for determining a status category may be administered directly by us or through an affiliated or unaffiliated provider that we designate, any termination or change in such third-party provider will not terminate or modify the Healthy Engagement Rider or our obligations thereunder. There may be costs associated with meeting the standards to qualify for a given status level that will not be reimbursed by John Hancock USA. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic events, health equipment, health monitoring devices, and athletic attire.• Critical Illness Benefit Rider. Our Critical Illness Benefit Rider is designed to pay the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed for the first time with one of seven critical illnesses (as defined in the rider) (“Critical Illness”) while this rider is in force and after the waiting period has been satisfied, subject to all policy and rider provisions. However, if the Insured receives a first -time diagnosis for one of the Critical Illnesses before the rider is in force or during the rider’s waiting period, then the policy owner will not receive benefits under this rider for that Critical Illness. Benefits under this rider will not begin until we receive proof of the insured person’s initial diagnosis of a Critical Illness. Once the Critical Illness Benefit Amount has been paid, this rider will terminate. The Critical Illness Benefit Amount is an amount that is separate from the death benefit and may be used for any purpose. The charge for this rider is deducted each month from the Policy Value. Deductions for the rider charge will impact your cash surrender value under the policy. We will treat the monthly charges for the Critical Illness Rider as distributions from your life insurance policy for Federal tax purposes. In addition, please note that there is a risk that benefits received by certain third-party owners under this rider may have adverse tax consequence. The Critical Illness Benefit Amount is determined at issue, shown in the policy specifications, and equal to your election of either 10% or 25% of the Total Face Amount, subject to a $250,000 maximum. Once issued, you cannot change your Critical Illness Benefit Amount. However, any policy change that results in a reduction in the Total Face Amount will reduce your Critical Illness Benefit Amount proportionally. Example: Assume that you have chosen a Total Face Amount of $1,000,000 and a Critical Illness Benefit Percent of 10%. Assuming the Total Face Amount was never thereafter reduced, the Critical Illness Benefit Amount is $1,000,000 x 10% = $100,000. If you qualify and submit a claim prior to the insured person’s date of death, this rider will pay the $100,000 as a one-time lump sum amount. However, that payment will not cause a reduction in any death benefit paid upon the insured person’s death. If there is a reduction in the Total Face Amount, the new Critical Illness Benefit Amount will be equal to the lesser of (a) and (b), where: (a) is the Critical Illness Benefit Percent, shown in the policy specifications, multiplied by the Total Face Amount immediately after reduction of the Total Face Amount; and (b) is the Critical Illness Benefit Amount immediately before the reduction in Total Face Amount. Any increases to the Total Face Amount will not result in a recalculation of the Critical Illness Benefit Amount. Benefits under this rider do not reduce the Maximum Monthly Benefit Amount that is calculated under the Long- Term Care Benefit Rider. Benefits paid under this rider do not provide or pay for the cost of medical care and are meant to be supplemental to health insurance that does pay for such costs. This rider is not a substitute for health insurance coverage, nor does it provide for supplemental coverage to Medicare. The benefits provided by this rider may not be coordinated with benefits provided by other coverage. Please review the benefits provided by this rider carefully to avoid possible duplication of coverage. When this rider terminates, no further Rider Charge will be due and no Critical Illness Benefit Amount will be available.• Disability Payment of Specified Premium Rider. This rider is designed to pay an amount of premium, referred to as the Specified Premium, into the policy value each month during the life insured’s total disability. The Specified Premium is chosen at issue and shown in the policy specifications. Total disability is a condition resulting from accidental bodily injury or disease which leaves the insured person (1) incapable of performing the duties of employment or (2) with total and irrecoverable loss of sight of both eyes or use of both hands, both feet or one hand and one foot. Before we will pay Specified Premium, we must receive due proof of the insured person’s total disability, which must begin between the policy anniversaries nearest the insured person’s 5th and 65th birthdays and must be continuous for at least six months. Pursuant to the terms and conditions of this rider, we will continue to pay Specified Premium until (1) the insured person’s total disability has ceased, (2) the insured person has died, (3) we have not received sufficient proof of continued total disability, or (4) the rider has terminated. However, if total disability begins on or after the policy anniversary nearest the insured person’s 60th birthday, we will cease to pay Specified Premium on the earliest of the dates provided above and the day before the policy anniversary nearest the insured person’s 65th birthday. Example: Assume that you have chosen a monthly Specified Premium amount of $1,000 and there has not been any change in benefits since your policy was issued. If you qualify for and receive such Specified Premium payments for a 5-year period prior to the insured person’s date of death, the total cumulative amount of premiums we will pay into the policy pursuant to this rider will be 60 months (i.e., 5 years) x $1,000 = $60,000. However, the amount of any death benefit paid upon the insured person’s death will not be reduced as a result of these payments under the rider. We will not pay the Specified Premium under this rider if: (1) the total disability results from an intentional, self- inflicted injury or service in the armed forces; or (2) the total disability begins within 2 years after the rider’s Issue Date and results from an injury sustained or a disease contracted before the rider’s issue date. The Specified Premium may be reduced in the event of a reduction in Total Face Amount or a change in any rider benefits. We will notify you of any such reduction in the Specified Premium. This rider will terminate at the earliest of (a) the date your policy terminates, (b) the date you request in writing to terminate this rider, or (c) the date of death of the insured person. However, if total disability begins on or after the policy anniversary nearest the insured person’s 60th birthday, the rider will terminate on the earliest of the dates provided above and the policy anniversary nearest the insured person’s 65th birthday. The Specified Premium paid under this rider may not be sufficient to maintain the policy in force to Age 121. Therefore, you may be required to pay premiums during the period of continuous total disability in order to maintain the policy in force.• Long-Term Care Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person: (1) is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain qualified services described in the rider. The decision to add this rider must be made at issuance of the policy. If you elect this rider, you will also have an option to apply to have a portion of the policy’s death benefit advanced to you in the event of terminal illness. Please note that there is a significant risk that ownership of a policy with this rider by anyone other than the insured will cause adverse tax consequences. Benefits under the Long-Term Care Rider will not begin until we receive proof that the insured person qualifies and has received “qualified long-term care service,” while the policy was in force. You must continue to submit evidence during the insured person’s lifetime of the insured person’s eligibility for rider benefits. There is a maximum amount of death benefit that we will advance for each month of qualification. This amount, called the “Maximum Monthly Benefit Amount,” is equal to the amount of the death benefit that may be accelerated under the rider (as of the day the insured qualifies for benefits) multiplied by the Monthly Acceleration Percentage, which is the percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage must be elected when you apply for the policy and is stated in your policy specifications. The actual amount of any advance is based on the expense incurred by the insured person, up to the Maximum Monthly Benefit Amount, for each day of qualified long-term care service in a calendar month, as described in the rider. We will recalculate the Maximum Monthly Benefit Amount if you make a withdrawal of policy value, and for other events described in the rider. Each advance reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1 - ($10,000/ $100,000)). As a result of the advance, the indebtedness will be reduced by $200. Example: Assume that your policy has a Total Face Amount of $1,000,000 and you have elected a Monthly Acceleration Percentage of 2%. The rider’s Monthly Benefit Amount is $1,000,000 x 2% = $20,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $20,000 = $480,000, then the amount of any death benefit we pay will be reduced by $480,000 and the death benefit paid would be $520,000. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider. We do this in several ways. First, before we begin paying any Monthly Benefit, we will transfer all policy value from the variable investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. Your participation in any of the automatic investment plans will also be suspended during this period. If the insured person no longer qualifies for rider benefits and your policy remains in force, you will be permitted to invest new premium payments in or transfer existing policy value to the variable investment accounts. (The restriction on transfers from the fixed account will continue to apply.) Finally, please note that there is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner’s income, and the death benefit may be part of the estate of the insured person for purposes of Federal estate tax.• Long-Term Care Rider 2018. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person: (1) is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain Qualified Long-Term Care Services defined in the rider. The decision to add this rider must be made at issuance of the policy. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner’s income, and the death benefit may be part of the estate of the insured person for purposes of Federal estate tax. The maximum amount of death benefit that may be accelerated under this rider is the Accelerated Benefit Pool, which is equal to a percentage of the Total Face Amount at Issue. You can choose to accelerate between 1% and 100% of your death benefit. Each advance payment under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1 - ($10,000/$100,000)). As a result of the advance, the indebtedness will be reduced by $200. When the insured person qualifies for benefits under this rider, we will determine the Maximum Monthly Benefit Amount, which is the portion of the Accelerated Benefit Pool that you can accelerate each month to pay for Qualified Long-Term Care Services. The Maximum Monthly Benefit Amount is equal to the Accelerated Benefit Pool multiplied by the Monthly Acceleration Percentage. You can choose a Monthly Acceleration Percentage which is equal to 1%, 2% or 4%. The Monthly Acceleration Percentage must be selected when you apply for the policy and cannot be changed. We will recalculate the Maximum Monthly Benefit Amount and the Accelerated Benefit Pool if you make a withdrawal of policy value, and for other events described in the rider. Example: Assume that your policy has a Total Face Amount of $1,000,000 and you have elected an Accelerated Benefit Pool equal to 50% of your Total Face Amount at Issue and a Monthly Acceleration Percentage of 2%. The rider’s Monthly Benefit Amount is $1,000,000 x 50% x 2% = $10,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $10,000 = $240,000, then the amount of any death benefit we pay will be reduced by $240,000 and the death benefit paid would be $760,000. Rider benefits may also be used to pay for Stay at Home Services. At the time we receive Receipts for Stay at Home Services, we will determine the Stay at Home Lifetime Benefit Amount, which is the maximum amount that you can accelerate from the Accelerated Benefit Pool over the life of the policy to pay for Stay at Home Services. The Stay at Home Lifetime Benefit Amount is set equal to the Maximum Monthly Benefit Amount (as described above) in effect on the date you submit Receipts for Stay at Home Services. Stay at Home Services and Receipts for Stay at Home Services are defined in the rider. Once the Accelerated Benefit Pool is exhausted, the rider will terminate and you will no longer receive advance payments pursuant to the rider. We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. We do this in several ways. First, before we begin paying any benefits under this rider, we will transfer all policy value from the variable investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are being paid. Your participation in any of the automatic investment plans will also be suspended during this period. If the insured person no longer qualifies to receive periodic advance payments and your policy remains in force, you will be permitted to invest new premium payments in or transfer existing policy value to the variable investment accounts. (The restriction on transfers from the fixed account will continue to apply.)• Accelerated Benefit Rider. This rider allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less. Before we can pay the benefit amount under this rider, the following conditions must be met: (1) you must provide us with written evidence satisfactory to us that that the insured person is terminally ill and has a life expectancy of one year or less, (2) we must receive a written consent of any assignee or any irrevocable beneficiary under the policy and (3) you must claim the benefit voluntarily and not as a way to satisfy a creditor’s claim or for government benefits. If you satisfy the above conditions, we will pay you up to 50% of the eligible death benefit, up to a maximum of $1,000,000 . You will receive your payment in one lump sum. You cannot make another claim under this rider after we have paid the benefit. We will not make a payment if it would be less than $10,000. If more than one policy owner makes a claim, we will pay the benefit in proportion to the amount of eligible death benefit each has . Example: Assume that your policy’s eligible death benefit is $1,000,000 and that you qualify for an accelerated benefit under this rider. If you elect to take the maximum accelerated benefit of 50%, the amount of such rider benefit will be $1,000,000 x 50% = $500,000. If you submit the claim prior to the insured person’s date of death you will receive the $500,000 as a one-time lump sum amount, then the amount of any death benefit that is paid will be reduced by $500,000 plus interest and the death benefit paid will be $500,000 less applicable interest. Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. You should consult your tax adviser and social service agencies before you decide to receive the benefit under this rider. This rider is only available with policies that are individually owned.• Healthy Engagement Core Rider. Our Healthy Engagement Core Rider provides the insured person with the opportunity to participate in our Healthy Engagement Core program. This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle. By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in heathy activities (the “Program Rewards”). In no event will John Hancock USA use any medical or other information about the insured person, after the issue date, under the program to change a risk classification or as the sole basis to deny a request for reinstatement. John Hancock USA reserves the right to amend aspects of the program from time to time, including the Program Rewards. The program may be administered by us or through an affiliated or unaffiliated company designated by us. John Hancock USA may designate or replace any such company at any time. Participation in the program is voluntary and, while there are no policy level fees associated with this rider, there may be costs associated with participating in the program that will not be reimbursed by us. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic event registration fees, health equipment, health monitoring devices, athletic attire, and online access fees. Participation in the program does not provide you with the opportunity to add credits to your policy nor will it affect your policy values. In order to participate in this program, the insured person must have attained Age 20. An insured person may not participate in this program if the Healthy Engagement Rider under the policy has been elected. An insured person may elect to discontinue participation in the program at any time by written notice to us. If your policy terminates for any reason, the program will also terminate. An insured person may obtain current information about the program by visiting http://www.JohnHancockVitality.com/ or by calling 1(800)-732-5543.• Accelerated Death Benefit for Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy. The maximum amount of death benefit that may be accelerated under this rider is the lesser of 75% of the policy’s death benefit at the time of first acceleration or $1,000,000. Accelerations may be requested no more frequently than once every 12 months, until the maximum amount has been accelerated. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Payments under this rider are restricted to the annualized IRS per diem limit under IRC Section 7702B. If the acceleration requested would result in a payment greater than the annualized IRS per diem limit, then the accelerated benefit amount will be reduced accordingly. Example: Assume that your policy has a death benefit of $100,000 at the time that you request your first acceleration under this rider. If you elect to take the maximum accelerated benefit of 75%, the amount of such rider benefit will be $100,000 x 75% = $75,000. If you submit the claim prior to the insured person’s date of death, you will receive $75,000, less actuarially-determined amounts to compensate us for (a) a portion of the policy’s monthly deductions that otherwise would have been payable based on the insured person’s life expectancy and (b) our cost (in the form of discounted interest) of making the payment sooner than we otherwise would, based on the insured person’s life expectancy. The policy’s death benefit will be reduced by $75,000. If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $75,000, then the indebtedness will be reduced by $7,500 = $10,000 x ($75,000/$100,000).• Defined Benefit Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy. The maximum amount that may be accelerated under this rider will be selected at issue by the policyholder as a percentage of the policy’s death benefit at the time of initial claim, and may not exceed $5,000,000. Once the maximum amount that may be accelerated is selected, the Monthly Acceleration Percentage will also be selected at issue as either 1%, 2%, or 4% of the chosen maximum amount. Once the insured person qualifies for benefits and initiates accelerations, monthly payments will continue until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. Each acceleration under the rider reduces the remaining death benefit under the policy and causes a proportionate reduction in the policy value. Payments under this rider are restricted to the IRS per diem limit under IRC Section 7702B. If the monthly payment amount would be greater than one twelfth of the annualized IRS per diem limit in a given calendar year, then the accelerated benefit amount will be reduced accordingly. Example: Assume that your policy has a death benefit of $100,000 and you have elected to accelerate 50% as the maximum amount and a monthly percentage of 2%. The rider’s monthly benefit amount is $100,000 x 50% x 2% = $1,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $1,000 = $24,000, then the amount of any death benefit we pay will be reduced by $24,000 and the death benefit paid would be $76,000.If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $1,000, then the indebtedness will be reduced by $100 = $10,000 x ($1,000/$100,000) and the net payment would be the remaining $900. At the time of first acceleration, the policyholder may elect to receive an annualized benefit payment once per year instead of monthly payments. The amount of such annualized benefit payment will be equal to 12 times the monthly benefit payment that would otherwise be payable, less an actuarially-determined amount to compensate us for our cost (in the form of discounted interest) of making all 12 payments at the beginning of the year. The annualized benefit payment will not exceed the annualized IRS per diem limit for the calendar year. If annualized benefits are elected, payments will continue on an annual basis until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. At the time of first acceleration, we will automatically transfer all policy value you have in any variable investment account into our fixed account. Thereafter, so long as you receive payments under this benefit, no transfers of policy value or allocations of premium payments to a variable investment account will be allowed. Additionally, your participation in any of the automatic investment plans will also be suspended during this period.
Benefits Available [Table Text Block]
STANDARD BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar cost averaging
Under the dollar cost averaging program, you will
designate an amount that will be transferred
monthly from one variable investment account into
any other variable investment account or a fixed
account.
We reserve the right to cease to offer this program after written notice to you.
Asset allocation balancing
Under the asset allocation balancer program, you
will designate a percentage allocation of policy
value among variable investment accounts. We will
automatically transfer amounts among the variable
investment accounts at intervals you select
(annually, semi-annually, quarterly, or monthly) to
reestablish your chosen allocation.
We reserve the right to cease this program after written notice to you.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Healthy Engagement Rider*
Provides the opportunity to add credits to your
policy value based upon the insured person’s
ongoing participation in activities that promote a
healthy lifestyle. The higher the insured person’s
healthy engagement status category, and the more
years the insured person qualifies for higher status
categories, the larger your credits are likely to be.
The Healthy Engagement Rider also provides the
insured person with the possibility of other
benefits.

The amount of any credit will be reduced (a) the
closer we are to charging the policy’s maximum
cost of insurance rate or (b) at any time the policy’s
death benefit exceeds the cap shown in your policy.
We have the right to change at any time the
qualification standards for status categories. Also,
we may change or terminate any other incentives.

Healthy Engagement Core Rider*
This program is designed to help improve the
longevity of the insured person by educating and
motivating the insured person to develop and
maintain a healthy lifestyle.

By participating in this program, the insured person
may receive discounts on certain goods and
services, educational resources, tools, or other
items that are designed to encourage learning and
participation in healthy activities.

We reserve the right to amend aspects of the
program from time to time, including the Program
Rewards.

In order to participate in the program, the insured
person (i) must have attained Age 20, and (ii) must
not have elected the Healthy Engagement Rider.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Disability Payment of Specified Premium Rider*	Pays a specified amount of premium into the policy value each month during the life insured person’s total disability.
Total disability must begin between the policy
anniversaries nearest the insured person’s 5th and
65th birthdays and must be continuous for at least
six months.

We will not pay the specified premium under this
rider if: (1) the total disability results from an
intentional, self-inflicted injury or service in the
armed forces; or

(2) the total disability begins within 2 years after
the rider’s Issue Date and results from an injury
sustained or a disease contracted before the rider’s
Issue Date. The specified premium may be reduced
in the event of a reduction in Total Face Amount.
The specified premium paid under this rider may
not be sufficient to maintain the policy in force to
Age 121.

Long Term Care Rider
Provides for periodic advance payments to you of a
portion of the death benefit if the insured person
becomes chronically ill as defined in the policy and
has received qualified long-term care service while
the policy is in force. If you elect this rider, you will
also have an option to apply to have a portion of the
policy’s death benefit advanced to you in the event
of terminal illness.

There is a maximum amount of death benefit that
we will advance for each month of qualification.
Each advance reduces the remaining death benefit
under your policy and causes a proportionate
reduction in your policy value. We restrict your
policy value’s exposure to market risk when
benefits are paid under the Long-Term Care Rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. There is a significant risk
that ownership of a policy with this rider by anyone
other than the insured person will cause adverse tax
consequences. Benefits paid under this rider do not
reduce the No- Lapse Guarantee Premium
requirements that may be necessary for the No-
Lapse Guarantee to remain in effect after a
termination of rider benefits.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Long Term Care Rider 2018*
Provides for periodic advance payments to you of a
portion of the death benefit if the insured person
becomes chronically ill as defined in the policy and
has received qualified long-term care service while
the policy is in force. Rider benefits may also be
used to pay for Stay at Home Services.

Each advance payment under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under the Long-
Term Care Rider 2018 by transferring all policy
value to the fixed account. In addition, you will not
be permitted to transfer policy value or allocate any
additional premium payment to a variable
investment account while rider benefits are paid.
There is a significant risk that ownership of a
policy with this rider by anyone other than the
insured person will cause adverse tax
consequences.

Finally, benefits paid under this rider do not reduce
the No-Lapse Guarantee Premium requirements
that may be necessary for the No-Lapse Guarantee
to remain in effect after a termination of rider
benefits.

Accelerated Benefit Rider	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Critical Illness Benefit Rider*	Pays the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed with certain illnesses.
If the insured person receives a first-time diagnosis
for one of the critical illnesses before the rider is in
force or during the rider’s waiting period, then the
policy owner will not receive benefits under this
rider for that critical illness. Benefits paid under
this rider do not provide or pay for the cost of
medical care and are meant to be supplemental to
health insurance that does pay for such costs.

Enhanced Death Benefit Protection Rider	To increase the protection afforded by the policy’s Death Benefit Protection feature, so that the policy is even less likely to lapse due to insufficient net cash surrender value.	This rider cannot be added after issuance of the policy. Nor can it be terminated prior to the policy’s termination.
Accelerated Death Benefit for Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Accelerations may be requested no more frequently
than once every 12 months. Each acceleration
under the rider reduces the remaining death benefit
under your policy and causes a proportionate
reduction in your policy value. Advance payments
are restricted to the annualized IRS per diem limit
under IRC Section 7702B.

OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Defined Benefit Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Each acceleration under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under this rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. If this rider is exercised,
death benefit option 1 must be in effect or, if not
already in effect, the death benefit option must be
changed to option 1. Advance payments are
restricted by the IRS per diem limit under IRC
Section 7702B.

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Portfolios Available Under The Policy The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/PVUL2023. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	17.57	14.12	14.52
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	7.56	0.09	2.67
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	15.39	8.57	9.37
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.07%*	21.17	7.81	11.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.95%*	19.81	12.95	17.53
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	17.65	13.48	13.50
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.75%*	18.57	11.76	15.62
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	11.62	9.11	10.95
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.62%*	7.03	-0.52	1.96
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.91%*	32.00	7.83	8.56
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02	12.70	8.97
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.73%*	14.42	11.15	10.52
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	12.11	11.49	10.60
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	4.84	11.79	13.80
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	16.01	14.96	12.64
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	18.20	10.17	8.39
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	19.53	4.19	8.75
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.69%*	7.45	4.02	6.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	32.57	7.68	8.33
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.01%*	35.01	8.04	7.85
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.72%*	6.94	-0.44	2.41
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	14.06	5.49	7.07
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	10.07	2.02	4.20
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%*	16.84	7.86	8.96
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	12.69	4.30	6.10
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.87	4.69	5.58
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.85%	8.91	1.00	3.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.91%	10.89	6.32	6.28
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.34	3.78	5.11
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	6.17	1.36	11.75
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.41%*	7.03	8.68	10.29
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.98%*	5.87	11.69	10.91
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	4.07	3.03	1.97
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.92%*	9.60	0.62	3.25
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%*	0.63	5.77	5.91
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	23.64	13.03	19.84
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	7.52	-0.27	2.26
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	5.09	0.67	1.25
To seek long-term capital appreciation.	Small Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%*	0.11	6.53	6.10
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.48%*	12.42	5.72	9.24
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	0.87%*	9.22	10.59	10.09
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.08%*	12.70	0.39	10.12
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.16%*	7.11	6.02	8.98
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	7.51	1.61	3.26
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	6.91	-0.65	1.75
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.51%*	16.68	12.42	13.73
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	U.S. Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.62%*	20.76	11.77	17.13
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	4.34	2.52	2.01
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to provide capital appreciation.	TOPS® Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	18.83	9.41	10.43
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	12.85	5.52	6.39
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	10.15	4.34	4.99
To seek to provide capital appreciation.	TOPS® Moderate ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.53%	15.13	6.92	7.99
To seek to provide capital appreciation.	TOPS® Moderately Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	17.99	8.56	9.53
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Prospectuses Available [Text Block]	The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/PVUL2023. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	17.57	14.12	14.52
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	7.56	0.09	2.67
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	15.39	8.57	9.37
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.07%*	21.17	7.81	11.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.95%*	19.81	12.95	17.53
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	17.65	13.48	13.50
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.75%*	18.57	11.76	15.62
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	11.62	9.11	10.95
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.62%*	7.03	-0.52	1.96
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.91%*	32.00	7.83	8.56
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02	12.70	8.97
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.73%*	14.42	11.15	10.52
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	12.11	11.49	10.60
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	4.84	11.79	13.80
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	16.01	14.96	12.64
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	18.20	10.17	8.39
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	19.53	4.19	8.75
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.69%*	7.45	4.02	6.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	32.57	7.68	8.33
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.01%*	35.01	8.04	7.85
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.72%*	6.94	-0.44	2.41
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	14.06	5.49	7.07
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	10.07	2.02	4.20
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%*	16.84	7.86	8.96
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	12.69	4.30	6.10
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.87	4.69	5.58
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.85%	8.91	1.00	3.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.91%	10.89	6.32	6.28
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.34	3.78	5.11
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	6.17	1.36	11.75
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.41%*	7.03	8.68	10.29
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.98%*	5.87	11.69	10.91
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	4.07	3.03	1.97
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.92%*	9.60	0.62	3.25
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%*	0.63	5.77	5.91
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	23.64	13.03	19.84
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	7.52	-0.27	2.26
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	5.09	0.67	1.25
To seek long-term capital appreciation.	Small Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%*	0.11	6.53	6.10
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.48%*	12.42	5.72	9.24
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	0.87%*	9.22	10.59	10.09
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.08%*	12.70	0.39	10.12
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.16%*	7.11	6.02	8.98
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	7.51	1.61	3.26
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	6.91	-0.65	1.75
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.51%*	16.68	12.42	13.73
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	U.S. Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.62%*	20.76	11.77	17.13
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	4.34	2.52	2.01
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to provide capital appreciation.	TOPS® Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	18.83	9.41	10.43
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	12.85	5.52	6.39
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	10.15	4.34	4.99
To seek to provide capital appreciation.	TOPS® Moderate ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.53%	15.13	6.92	7.99
To seek to provide capital appreciation.	TOPS® Moderately Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	17.99	8.56	9.53
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Protection Variable Universal Life 2023 | Transfer Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Transfer Risk There is a risk that you will not be able to transfer your policy value from one variable investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment accounts. If you purchase certain supplementary benefit riders you will be subject to special transfer restrictions. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors.
Protection Variable Universal Life 2023 | Early Surrender or Withdrawal Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Early Surrender or Withdrawal Risk/Not a Short-Term Investment This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. There are surrender charges assessed if you surrender your policy in the first ten policy years. Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you.
Protection Variable Universal Life 2023 | Tax Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Risks In order for you to receive the tax benefits extended to life insurance under the Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring, which can have adverse tax consequences. If the policy were determined not to qualify as life insurance under the Code, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “tax-deferred inside build-up” that is a major benefit of life insurance. There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur. Tax consequences of ownership or receipt of policy proceeds (including surrender or withdrawal proceeds) under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy. There are tax risks associated with the election of certain supplementary benefit riders (see “Tax Consequences of Electing Certain Supplementary Benefit Riders”).
Protection Variable Universal Life 2023 | Cybersecurity Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity Risks Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with the processing of actions taken on your policy, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your policy due to cyber-attacks or information security breaches in the future.
Protection Variable Universal Life 2023 | Risks Associated with Investment Options
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this policy is subject to the risk of poor performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/PVUL2023.
Protection Variable Universal Life 2023 | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this policy.
Protection Variable Universal Life 2023 | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Protection Variable Universal Life 2023 | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment Risk/Risk of Loss The policy offers a number of variable investment accounts, as listed in the APPENDIX. The investment performance of any variable investment account may be good or bad, and you may lose money on amounts you invest in a policy. Your policy value will increase or decrease based on the investment performance of the variable investment accounts you’ve chosen. The variable investment accounts cover a broad spectrum of investment styles and strategies, some variable investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the portfolios. The death benefit may also increase or decrease with investment experience. An investment in a policy is also subject to risks related to John Hancock USA, including that the obligations (including under the fixed account options), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Protection Variable Universal Life 2023 | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your investment in the policy is subject to risks related to John Hancock USA, including that the obligations (including under the fixed account option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Protection Variable Universal Life 2023 | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Unless the Death Benefit Protection feature is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Principal Risk [Text Block]	Lapse Risk If the net cash surrender value is insufficient to pay the charges when due and the Death Benefit Protection feature is in default, your policy can terminate (i.e., “lapse”). For example, this can happen because you haven’t paid enough premium, because the performance of the variable investment or fixed account options you’ve chosen has been poor, because the performance of the S&P 500 has been poor or because of a combination of all factors. Since withdrawals and policy charges reduce your policy value, these also increase the risk of lapse. Policy loans also increase the risk of lapse. There is no guarantee that your policy will not lapse even if you pay your planned premium.
Protection Variable Universal Life 2023 | 500 Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	500 Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Protection Variable Universal Life 2023 | Active Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Protection Variable Universal Life 2023 | American Asset Allocation Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Asset Allocation Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Protection Variable Universal Life 2023 | American Global Growth Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Global Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Protection Variable Universal Life 2023 | American Growth Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.81%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	17.53%
Protection Variable Universal Life 2023 | American Growth-Income Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Growth-Income Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.50%
Protection Variable Universal Life 2023 | Blue Chip Growth Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Blue Chip Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide long-term growth of capital. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.62%
Protection Variable Universal Life 2023 | Capital Appreciation Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Protection Variable Universal Life 2023 | Core Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Core Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek total return consisting of income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(0.52%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
Protection Variable Universal Life 2023 | Disciplined Value Emerging Markets Equity Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Disciplined Value Emerging Markets Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.00%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Protection Variable Universal Life 2023 | Disciplined Value International Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Disciplined Value International Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	41.02%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Protection Variable Universal Life 2023 | Equity Income Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide substantial dividend income and also long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Protection Variable Universal Life 2023 | Financial Industries Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Financial Industries Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Protection Variable Universal Life 2023 | Fundamental All Cap Core Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fundamental All Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.84%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	13.80%
Protection Variable Universal Life 2023 | Fundamental Large Cap Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fundamental Large Cap Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	14.96%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Protection Variable Universal Life 2023 | Global Equity Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Global Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Protection Variable Universal Life 2023 | Health Sciences Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Health Sciences Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Protection Variable Universal Life 2023 | High Yield Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	High Yield Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks high current income. Capital appreciation is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Protection Variable Universal Life 2023 | International Equity Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Equity Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	32.57%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Protection Variable Universal Life 2023 | International Small Company Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Small Company Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	35.01%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Protection Variable Universal Life 2023 | Investment Quality Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Investment Quality Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	2.41%
Protection Variable Universal Life 2023 | Lifestyle Balanced Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.06%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Protection Variable Universal Life 2023 | Lifestyle Conservative Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income with some consideration given to growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Protection Variable Universal Life 2023 | Lifestyle Growth Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is also a consideration.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Protection Variable Universal Life 2023 | Lifestyle Moderate Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Protection Variable Universal Life 2023 | Managed Volatility Balanced Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Protection Variable Universal Life 2023 | Managed Volatility Conservative Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Protection Variable Universal Life 2023 | Managed Volatility Growth Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Protection Variable Universal Life 2023 | Managed Volatility Moderate Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.11%
Protection Variable Universal Life 2023 | Mid Cap Growth Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	11.75%
Protection Variable Universal Life 2023 | Mid Cap Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Protection Variable Universal Life 2023 | Mid Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.87%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Protection Variable Universal Life 2023 | Money Market Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Money Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To obtain maximum current income consistent with preservation of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.07%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Protection Variable Universal Life 2023 | Opportunistic Fixed Income Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Opportunistic Fixed Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.60%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Protection Variable Universal Life 2023 | Real Estate Securities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Real Estate Securities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to achieve a combination of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Protection Variable Universal Life 2023 | Science Technology Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is incidental to the fund’s objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	13.03%
Average Annual Total Returns, 10 Years [Percent]	19.84%
Protection Variable Universal Life 2023 | Select Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Select Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.52%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
Protection Variable Universal Life 2023 | Short Term Government Income Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Short Term Government Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Protection Variable Universal Life 2023 | Small Cap Core Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.11%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Protection Variable Universal Life 2023 | Small Cap Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Protection Variable Universal Life 2023 | Small Cap Opportunities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Protection Variable Universal Life 2023 | Small Cap Stock Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Stock Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.70%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Protection Variable Universal Life 2023 | Small Company Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Company Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Protection Variable Universal Life 2023 | Strategic Income Opportunities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Strategic Income Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Protection Variable Universal Life 2023 | Total Bond Market Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Bond Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Protection Variable Universal Life 2023 | Total Stock Market Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Stock Market Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Protection Variable Universal Life 2023 | U.S. Growth Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	U.S. Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	17.13%
Protection Variable Universal Life 2023 | Ultra Short Term Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Ultra Short Term Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	4.34%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Protection Variable Universal Life 2023 | TOPS® Aggressive ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Aggressive ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Protection Variable Universal Life 2023 | TOPS® Balanced ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Balanced ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide income and capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Protection Variable Universal Life 2023 | TOPS® Conservative ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Conservative ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to preserve capital and provide moderate income and moderate capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Protection Variable Universal Life 2023 | TOPS® Moderate ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderate ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Protection Variable Universal Life 2023 | TOPS® Moderately Aggressive ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderately Aggressive ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Protection Variable Universal Life 2023 | Enhanced Death Benefit Protection Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Enhanced Death Benefit Protection Rider(4)
Other Transaction Fee, When Deducted [Text Block]	Upon payment of premium
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Name of Benefit [Text Block]	Enhanced Death Benefit Protection Rider
Purpose of Benefit [Text Block]	To increase the protection afforded by the policy’s Death Benefit Protection feature, so that the policy is even less likely to lapse due to insufficient net cash surrender value.
Brief Restrictions / Limitations [Text Block]	This rider cannot be added after issuance of the policy. Nor can it be terminated prior to the policy’s termination.
Name of Benefit [Text Block]	Enhanced Death Benefit Protection Rider
Protection Variable Universal Life 2023 | Administrative charge
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15.00
Protection Variable Universal Life 2023 | Face Amount charge
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Face Amount charge(2):
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for a representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	9.08%
Administrative Expense (of Face Amount), Current [Percent]	0.32%
Administrative Expense (of Face Amount), Minimum [Percent]	0.05%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the Face Amount at issue by the applicable rate. The rates vary by the sex, age, and risk classification at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate for a 0 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate for a 90-year old male standard smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Protection Variable Universal Life 2023 | Advance Contribution Charge
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Advance Contribution Charge(3)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	2.76%
Administrative Expense (of Face Amount), Current [Percent]	1.38%
Administrative Expense (of Face Amount), Minimum [Percent]	0.008%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the Advance Contribution Charge Rate by the excess (if any) of cumulative premiums paid over the Advance Contribution Limit multiplied by the policy year. The Advance Contribution Charge Rate and Advance Contribution Limit vary depending upon the issue age, insurance risk characteristics and gender of the insured person. The Advance Contribution Charge Rate and the Advance Contribution Limit are identified in your Policy Specifications. The maximum rate shown is for a 20-year old female standard plus non-smoker underwriting risk. The minimum rate shown is for a 90-year old male preferred non-smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Protection Variable Universal Life 2023 | Asset-based risk charge
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset-based risk charge(4)
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.02%
Other Annual Expense, Footnotes [Text Block]	This charge is not currently imposed, but we reserve the right do so in the policy. This charge only applies to that portion of policy value held in the variable investment accounts. The charge determined does not apply to any fixed account.
Protection Variable Universal Life 2023 | Maximum policy loan interest rate
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Maximum policy loan interest rate(5)
Other Annual Expense, When Deducted [Text Block]	Accrues daily Payable annually
Other Annual Expense (of Face Amount), Maximum [Percent]	3.25%
Other Annual Expense, Footnotes [Text Block]	The maximum effective annual interest rate we can charge for the loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan.
Protection Variable Universal Life 2023 | Healthy Engagement Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Healthy Engagement Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 2
Name of Benefit [Text Block]	Healthy Engagement Rider*
Purpose of Benefit [Text Block]	Provides the opportunity to add credits to your policy value based upon the insured person’s ongoing participation in activities that promote a healthy lifestyle. The higher the insured person’s healthy engagement status category, and the more years the insured person qualifies for higher status categories, the larger your credits are likely to be. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits.
Brief Restrictions / Limitations [Text Block]	The amount of any credit will be reduced (a) the closer we are to charging the policy’s maximum cost of insurance rate or (b) at any time the policy’s death benefit exceeds the cap shown in your policy. We have the right to change at any time the qualification standards for status categories. Also, we may change or terminate any other incentives.
Name of Benefit [Text Block]	Healthy Engagement Rider*
Operation of Benefit [Text Block]	• Healthy Engagement Rider. Our Healthy Engagement Rider provides you with the opportunity to add credits (as described below) to your policy value based upon the insured’s ongoing participation in activities that promote a healthy lifestyle. If you elect this rider, the insured person will qualify for one of four healthy engagement status (“status”) categories each year. The status categories are based on the longevity benefits of certain healthy activities in which the insured person engages (such as regular checkups, biometric screenings, exercising regularly, participating in health educational programs, and periodically considering and answering certain health-related questions) and other health-related information about the insured person. The insured person's status category may change from year to year. (Current information relating to the insured person's status and/or the standards for determining status are available through our Service Office at 1-888-333-2659.) Beginning in the second policy year, if the insured person has qualified for one of the three highest status categories, we will contribute a percentage of your policy’s monthly cost of insurance charge in the form of a credit (a “Rider Credit”) to your policy value, subject to the conditions mentioned below. Any Rider Credits will be allocated automatically to each variable investment account, or any fixed account from which, and in the same proportion as, we are taking your monthly deductions. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits, including discounted wearable devices, gear used to engage in healthy activities, biometric screenings, access to health and fitness information, and other discounts and offers that depend on the insured person having a certain status. These and any other benefits available pursuant to the rider, are designed to encourage a high level of engagement by the insured person in activities that are correlated with improved longevity. Under the Healthy Engagement Rider, several considerations are relevant to the percentage, if any, of any month’s cost of insurance charge that we will contribute as a Rider Credit to your policy. One important consideration is the insured person's status category for the current year and for prior years. If the insured person has always been in the lowest status category, no Rider Credits will be paid. The higher the insured person's status category, and the more years the insured person qualifies for higher status categories, the larger your Rider Credits are likely to be. Also, the Rider Credit that is contributed to your policy in any month will not be more than the factor identified in the rider multiplied by the difference between the maximum amount of cost of insurance charge that your policy permits us to deduct for that month and the amount of cost of insurance charge that we actually deduct for that month. This means that the amount of any Rider Credit will be less the closer we are to charging the maximum cost of insurance rate that the policy permits; and there will not be any Rider Credit if and when we are charging the maximum cost of insurance rate. We will continue to deduct the Healthy Engagement Rider charge in instances where no Rider Credits are being earned and we are charging the maximum cost of insurance rate under the policy. Although our ability to change the cost of insurance rate (subject to the maximum rate) can therefore affect whether and how much Rider Credit you may receive, no Rider Credits that we contributed to your policy value prior to such a change would be affected. The amount of the Rider Credits that are contributed to your policy value in any month also will be reduced if the death benefit under your policy then exceeds the cap shown in your policy. In such cases, the reduction in any Rider Credit will be larger as the death benefit at the time of such credit exceeds such cap. Example: Assume that your cost of insurance charge for a given month is $1000 and that the above-described percentage Rider Credit to which you are entitled for that month is 4%. Assume also that your policy’s current cost of insurance rate and death benefit are at a level that neither of the above-mentioned limits based on those factors is applicable. In that case, your Rider Credit would be $40 [$1000 x 4%] for the month in question, which would result in your policy value being $40 higher than it would have been without that month’s Rider Credit. The amount of any Rider Credit for a month in which the policy is in default will be applied first to pay any monthly deductions that are then due and unpaid and next to reduce the default payment, with any remaining amount then being contributed to your policy value in accordance with the allocation instructions then in effect for premium payments. The same procedure also will apply for any month in which the policy is being continued in force under its Death Benefit Protection provision, except that no amount will be applied to reduce a default payment. We have the right to change at any time the qualification standards for status categories. Such changes will be based on our expectations of the impact of those standards on future mortality, policy persistency, our expenses, our capital and reserve requirements, and our taxes relating to the policies. Any such changes, however, will be determined prospectively on a basis that does not discriminate unfairly within any class of insured persons. If we change the qualification standards for a status level, it has an effect on the amount of Rider Credits you may earn for future months, but it will not affect the Rider Credits you have already earned. Also, we may change or terminate any other incentives (such as access to health and fitness information, offers, discounts, tools, or other services designed to encourage the insured to participate in activities that promote a healthy lifestyle) that we may make available from time to time to insured persons under the Healthy Engagement Rider. If the Healthy Engagement Rider is still in effect on the later of the policy anniversary nearest the insured person’s 80th birthday or the 10th policy anniversary, the rider charge will cease to be deducted, no new Rider Credits will be earned and all previously earned Rider Credits will continue to apply as provided in the rider. The availability to the insured person of certain benefits may cease when the rider charge ceases. You may elect to discontinue the rider at any time by written notice to us. In that case, the same circumstances described above will apply. If your policy terminates for any reason, the Healthy Engagement Rider also will terminate, although no Rider Credits that we contributed to your policy value prior to the termination will be affected. Although the standards for determining a status category may be administered directly by us or through an affiliated or unaffiliated provider that we designate, any termination or change in such third-party provider will not terminate or modify the Healthy Engagement Rider or our obligations thereunder. There may be costs associated with meeting the standards to qualify for a given status level that will not be reimbursed by John Hancock USA. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic events, health equipment, health monitoring devices, and athletic attire.
Protection Variable Universal Life 2023 | Critical Illness Benefit Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Critical Illness Benefit Rider(6)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	48.43%
Optional Benefit Expense (of Other Amount), Current [Percent]	5.10%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male standard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Critical Illness Benefit Rider*
Purpose of Benefit [Text Block]	Pays the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed with certain illnesses.
Brief Restrictions / Limitations [Text Block]	If the insured person receives a first-time diagnosis for one of the critical illnesses before the rider is in force or during the rider’s waiting period, then the policy owner will not receive benefits under this rider for that critical illness. Benefits paid under this rider do not provide or pay for the cost of medical care and are meant to be supplemental to health insurance that does pay for such costs.
Name of Benefit [Text Block]	Critical Illness Benefit Rider*
Operation of Benefit [Text Block]	• Critical Illness Benefit Rider. Our Critical Illness Benefit Rider is designed to pay the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed for the first time with one of seven critical illnesses (as defined in the rider) (“Critical Illness”) while this rider is in force and after the waiting period has been satisfied, subject to all policy and rider provisions. However, if the Insured receives a first -time diagnosis for one of the Critical Illnesses before the rider is in force or during the rider’s waiting period, then the policy owner will not receive benefits under this rider for that Critical Illness. Benefits under this rider will not begin until we receive proof of the insured person’s initial diagnosis of a Critical Illness. Once the Critical Illness Benefit Amount has been paid, this rider will terminate. The Critical Illness Benefit Amount is an amount that is separate from the death benefit and may be used for any purpose. The charge for this rider is deducted each month from the Policy Value. Deductions for the rider charge will impact your cash surrender value under the policy. We will treat the monthly charges for the Critical Illness Rider as distributions from your life insurance policy for Federal tax purposes. In addition, please note that there is a risk that benefits received by certain third-party owners under this rider may have adverse tax consequence. The Critical Illness Benefit Amount is determined at issue, shown in the policy specifications, and equal to your election of either 10% or 25% of the Total Face Amount, subject to a $250,000 maximum. Once issued, you cannot change your Critical Illness Benefit Amount. However, any policy change that results in a reduction in the Total Face Amount will reduce your Critical Illness Benefit Amount proportionally. Example: Assume that you have chosen a Total Face Amount of $1,000,000 and a Critical Illness Benefit Percent of 10%. Assuming the Total Face Amount was never thereafter reduced, the Critical Illness Benefit Amount is $1,000,000 x 10% = $100,000. If you qualify and submit a claim prior to the insured person’s date of death, this rider will pay the $100,000 as a one-time lump sum amount. However, that payment will not cause a reduction in any death benefit paid upon the insured person’s death. If there is a reduction in the Total Face Amount, the new Critical Illness Benefit Amount will be equal to the lesser of (a) and (b), where: (a) is the Critical Illness Benefit Percent, shown in the policy specifications, multiplied by the Total Face Amount immediately after reduction of the Total Face Amount; and (b) is the Critical Illness Benefit Amount immediately before the reduction in Total Face Amount. Any increases to the Total Face Amount will not result in a recalculation of the Critical Illness Benefit Amount. Benefits under this rider do not reduce the Maximum Monthly Benefit Amount that is calculated under the Long- Term Care Benefit Rider. Benefits paid under this rider do not provide or pay for the cost of medical care and are meant to be supplemental to health insurance that does pay for such costs. This rider is not a substitute for health insurance coverage, nor does it provide for supplemental coverage to Medicare. The benefits provided by this rider may not be coordinated with benefits provided by other coverage. Please review the benefits provided by this rider carefully to avoid possible duplication of coverage. When this rider terminates, no further Rider Charge will be due and no Critical Illness Benefit Amount will be available.
Protection Variable Universal Life 2023 | Disability Payment of Specified Premium Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Disability Payment of Specified Premium Rider(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	198.67%
Optional Benefit Expense (of Other Amount), Current [Percent]	88.11%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	16.57%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 55 year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Disability Payment of Specified Premium Rider*
Purpose of Benefit [Text Block]	Pays a specified amount of premium into the policy value each month during the life insured person’s total disability.
Brief Restrictions / Limitations [Text Block]	Total disability must begin between the policy anniversaries nearest the insured person’s 5th and 65th birthdays and must be continuous for at least six months.We will not pay the specified premium under this rider if: (1) the total disability results from an intentional, self-inflicted injury or service in the armed forces; or(2) the total disability begins within 2 years after the rider’s Issue Date and results from an injury sustained or a disease contracted before the rider’s Issue Date. The specified premium may be reduced in the event of a reduction in Total Face Amount. The specified premium paid under this rider may not be sufficient to maintain the policy in force to Age 121.
Name of Benefit [Text Block]	Disability Payment of Specified Premium Rider*
Operation of Benefit [Text Block]	• Disability Payment of Specified Premium Rider. This rider is designed to pay an amount of premium, referred to as the Specified Premium, into the policy value each month during the life insured’s total disability. The Specified Premium is chosen at issue and shown in the policy specifications. Total disability is a condition resulting from accidental bodily injury or disease which leaves the insured person (1) incapable of performing the duties of employment or (2) with total and irrecoverable loss of sight of both eyes or use of both hands, both feet or one hand and one foot. Before we will pay Specified Premium, we must receive due proof of the insured person’s total disability, which must begin between the policy anniversaries nearest the insured person’s 5th and 65th birthdays and must be continuous for at least six months. Pursuant to the terms and conditions of this rider, we will continue to pay Specified Premium until (1) the insured person’s total disability has ceased, (2) the insured person has died, (3) we have not received sufficient proof of continued total disability, or (4) the rider has terminated. However, if total disability begins on or after the policy anniversary nearest the insured person’s 60th birthday, we will cease to pay Specified Premium on the earliest of the dates provided above and the day before the policy anniversary nearest the insured person’s 65th birthday. Example: Assume that you have chosen a monthly Specified Premium amount of $1,000 and there has not been any change in benefits since your policy was issued. If you qualify for and receive such Specified Premium payments for a 5-year period prior to the insured person’s date of death, the total cumulative amount of premiums we will pay into the policy pursuant to this rider will be 60 months (i.e., 5 years) x $1,000 = $60,000. However, the amount of any death benefit paid upon the insured person’s death will not be reduced as a result of these payments under the rider. We will not pay the Specified Premium under this rider if: (1) the total disability results from an intentional, self- inflicted injury or service in the armed forces; or (2) the total disability begins within 2 years after the rider’s Issue Date and results from an injury sustained or a disease contracted before the rider’s issue date. The Specified Premium may be reduced in the event of a reduction in Total Face Amount or a change in any rider benefits. We will notify you of any such reduction in the Specified Premium. This rider will terminate at the earliest of (a) the date your policy terminates, (b) the date you request in writing to terminate this rider, or (c) the date of death of the insured person. However, if total disability begins on or after the policy anniversary nearest the insured person’s 60th birthday, the rider will terminate on the earliest of the dates provided above and the policy anniversary nearest the insured person’s 65th birthday. The Specified Premium paid under this rider may not be sufficient to maintain the policy in force to Age 121. Therefore, you may be required to pay premiums during the period of continuous total disability in order to maintain the policy in force.
Protection Variable Universal Life 2023 | Long Term Care Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider(8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.34%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.11%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20 year old female super preferred non-smoker underwriting risk with a 1%” Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Long Term Care Rider
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy and has received qualified long-term care service while the policy is in force. If you elect this rider, you will also have an option to apply to have a portion of the policy’s death benefit advanced to you in the event of terminal illness.
Brief Restrictions / Limitations [Text Block]	There is a maximum amount of death benefit that we will advance for each month of qualification. Each advance reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. Benefits paid under this rider do not reduce the No- Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.
Name of Benefit [Text Block]	Long Term Care Rider
Operation of Benefit [Text Block]	• Long-Term Care Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person: (1) is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain qualified services described in the rider. The decision to add this rider must be made at issuance of the policy. If you elect this rider, you will also have an option to apply to have a portion of the policy’s death benefit advanced to you in the event of terminal illness. Please note that there is a significant risk that ownership of a policy with this rider by anyone other than the insured will cause adverse tax consequences. Benefits under the Long-Term Care Rider will not begin until we receive proof that the insured person qualifies and has received “qualified long-term care service,” while the policy was in force. You must continue to submit evidence during the insured person’s lifetime of the insured person’s eligibility for rider benefits. There is a maximum amount of death benefit that we will advance for each month of qualification. This amount, called the “Maximum Monthly Benefit Amount,” is equal to the amount of the death benefit that may be accelerated under the rider (as of the day the insured qualifies for benefits) multiplied by the Monthly Acceleration Percentage, which is the percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage must be elected when you apply for the policy and is stated in your policy specifications. The actual amount of any advance is based on the expense incurred by the insured person, up to the Maximum Monthly Benefit Amount, for each day of qualified long-term care service in a calendar month, as described in the rider. We will recalculate the Maximum Monthly Benefit Amount if you make a withdrawal of policy value, and for other events described in the rider. Each advance reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1 - ($10,000/ $100,000)). As a result of the advance, the indebtedness will be reduced by $200. Example: Assume that your policy has a Total Face Amount of $1,000,000 and you have elected a Monthly Acceleration Percentage of 2%. The rider’s Monthly Benefit Amount is $1,000,000 x 2% = $20,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $20,000 = $480,000, then the amount of any death benefit we pay will be reduced by $480,000 and the death benefit paid would be $520,000. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider. We do this in several ways. First, before we begin paying any Monthly Benefit, we will transfer all policy value from the variable investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. Your participation in any of the automatic investment plans will also be suspended during this period. If the insured person no longer qualifies for rider benefits and your policy remains in force, you will be permitted to invest new premium payments in or transfer existing policy value to the variable investment accounts. (The restriction on transfers from the fixed account will continue to apply.) Finally, please note that there is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner’s income, and the death benefit may be part of the estate of the insured person for purposes of Federal estate tax.• Long-Term Care Rider 2018. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person: (1) is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain Qualified Long-Term Care Services defined in the rider. The decision to add this rider must be made at issuance of the policy. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner’s income, and the death benefit may be part of the estate of the insured person for purposes of Federal estate tax. The maximum amount of death benefit that may be accelerated under this rider is the Accelerated Benefit Pool, which is equal to a percentage of the Total Face Amount at Issue. You can choose to accelerate between 1% and 100% of your death benefit. Each advance payment under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1 - ($10,000/$100,000)). As a result of the advance, the indebtedness will be reduced by $200. When the insured person qualifies for benefits under this rider, we will determine the Maximum Monthly Benefit Amount, which is the portion of the Accelerated Benefit Pool that you can accelerate each month to pay for Qualified Long-Term Care Services. The Maximum Monthly Benefit Amount is equal to the Accelerated Benefit Pool multiplied by the Monthly Acceleration Percentage. You can choose a Monthly Acceleration Percentage which is equal to 1%, 2% or 4%. The Monthly Acceleration Percentage must be selected when you apply for the policy and cannot be changed. We will recalculate the Maximum Monthly Benefit Amount and the Accelerated Benefit Pool if you make a withdrawal of policy value, and for other events described in the rider. Example: Assume that your policy has a Total Face Amount of $1,000,000 and you have elected an Accelerated Benefit Pool equal to 50% of your Total Face Amount at Issue and a Monthly Acceleration Percentage of 2%. The rider’s Monthly Benefit Amount is $1,000,000 x 50% x 2% = $10,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $10,000 = $240,000, then the amount of any death benefit we pay will be reduced by $240,000 and the death benefit paid would be $760,000. Rider benefits may also be used to pay for Stay at Home Services. At the time we receive Receipts for Stay at Home Services, we will determine the Stay at Home Lifetime Benefit Amount, which is the maximum amount that you can accelerate from the Accelerated Benefit Pool over the life of the policy to pay for Stay at Home Services. The Stay at Home Lifetime Benefit Amount is set equal to the Maximum Monthly Benefit Amount (as described above) in effect on the date you submit Receipts for Stay at Home Services. Stay at Home Services and Receipts for Stay at Home Services are defined in the rider. Once the Accelerated Benefit Pool is exhausted, the rider will terminate and you will no longer receive advance payments pursuant to the rider. We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. We do this in several ways. First, before we begin paying any benefits under this rider, we will transfer all policy value from the variable investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are being paid. Your participation in any of the automatic investment plans will also be suspended during this period. If the insured person no longer qualifies to receive periodic advance payments and your policy remains in force, you will be permitted to invest new premium payments in or transfer existing policy value to the variable investment accounts. (The restriction on transfers from the fixed account will continue to apply.)
Protection Variable Universal Life 2023 | Long Term Care Rider 2018
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider 2018(9)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Long Term Care Rider 2018*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy and has received qualified long-term care service while the policy is in force. Rider benefits may also be used to pay for Stay at Home Services.
Brief Restrictions / Limitations [Text Block]	Each advance payment under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider 2018 by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences.Finally, benefits paid under this rider do not reduce the No-Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.
Name of Benefit [Text Block]	Long Term Care Rider 2018*
Protection Variable Universal Life 2023 | Defined Benefit Chronic Illness Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Defined Benefit Chronic Illness Rider(10)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	914.72%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.52%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20 year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 31 for a policy issued to cover a 80-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under this rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. If this rider is exercised, death benefit option 1 must be in effect or, if not already in effect, the death benefit option must be changed to option 1. Advance payments are restricted by the IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider*
Operation of Benefit [Text Block]	• Defined Benefit Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy. The maximum amount that may be accelerated under this rider will be selected at issue by the policyholder as a percentage of the policy’s death benefit at the time of initial claim, and may not exceed $5,000,000. Once the maximum amount that may be accelerated is selected, the Monthly Acceleration Percentage will also be selected at issue as either 1%, 2%, or 4% of the chosen maximum amount. Once the insured person qualifies for benefits and initiates accelerations, monthly payments will continue until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. Each acceleration under the rider reduces the remaining death benefit under the policy and causes a proportionate reduction in the policy value. Payments under this rider are restricted to the IRS per diem limit under IRC Section 7702B. If the monthly payment amount would be greater than one twelfth of the annualized IRS per diem limit in a given calendar year, then the accelerated benefit amount will be reduced accordingly. Example: Assume that your policy has a death benefit of $100,000 and you have elected to accelerate 50% as the maximum amount and a monthly percentage of 2%. The rider’s monthly benefit amount is $100,000 x 50% x 2% = $1,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $1,000 = $24,000, then the amount of any death benefit we pay will be reduced by $24,000 and the death benefit paid would be $76,000.If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $1,000, then the indebtedness will be reduced by $100 = $10,000 x ($1,000/$100,000) and the net payment would be the remaining $900. At the time of first acceleration, the policyholder may elect to receive an annualized benefit payment once per year instead of monthly payments. The amount of such annualized benefit payment will be equal to 12 times the monthly benefit payment that would otherwise be payable, less an actuarially-determined amount to compensate us for our cost (in the form of discounted interest) of making all 12 payments at the beginning of the year. The annualized benefit payment will not exceed the annualized IRS per diem limit for the calendar year. If annualized benefits are elected, payments will continue on an annual basis until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. At the time of first acceleration, we will automatically transfer all policy value you have in any variable investment account into our fixed account. Thereafter, so long as you receive payments under this benefit, no transfers of policy value or allocations of premium payments to a variable investment account will be allowed. Additionally, your participation in any of the automatic investment plans will also be suspended during this period.
Protection Variable Universal Life 2023 | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar cost averaging
Purpose of Benefit [Text Block]	Under the dollar cost averaging program, you will designate an amount that will be transferred monthly from one variable investment account into any other variable investment account or a fixed account.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease to offer this program after written notice to you.
Name of Benefit [Text Block]	Dollar cost averaging
Protection Variable Universal Life 2023 | Asset Allocation Balancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Asset allocation balancing
Purpose of Benefit [Text Block]	Under the asset allocation balancer program, you will designate a percentage allocation of policy value among variable investment accounts. We will automatically transfer amounts among the variable investment accounts at intervals you select (annually, semi-annually, quarterly, or monthly) to reestablish your chosen allocation.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease this program after written notice to you.
Name of Benefit [Text Block]	Asset allocation balancing
Protection Variable Universal Life 2023 | Healthy Engagement Core Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Healthy Engagement Core Rider*
Purpose of Benefit [Text Block]	This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle.By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in healthy activities.
Brief Restrictions / Limitations [Text Block]	We reserve the right to amend aspects of the program from time to time, including the Program Rewards.In order to participate in the program, the insured person (i) must have attained Age 20, and (ii) must not have elected the Healthy Engagement Rider.
Name of Benefit [Text Block]	Healthy Engagement Core Rider*
Operation of Benefit [Text Block]	• Healthy Engagement Core Rider. Our Healthy Engagement Core Rider provides the insured person with the opportunity to participate in our Healthy Engagement Core program. This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle. By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in heathy activities (the “Program Rewards”). In no event will John Hancock USA use any medical or other information about the insured person, after the issue date, under the program to change a risk classification or as the sole basis to deny a request for reinstatement. John Hancock USA reserves the right to amend aspects of the program from time to time, including the Program Rewards. The program may be administered by us or through an affiliated or unaffiliated company designated by us. John Hancock USA may designate or replace any such company at any time. Participation in the program is voluntary and, while there are no policy level fees associated with this rider, there may be costs associated with participating in the program that will not be reimbursed by us. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic event registration fees, health equipment, health monitoring devices, athletic attire, and online access fees. Participation in the program does not provide you with the opportunity to add credits to your policy nor will it affect your policy values. In order to participate in this program, the insured person must have attained Age 20. An insured person may not participate in this program if the Healthy Engagement Rider under the policy has been elected. An insured person may elect to discontinue participation in the program at any time by written notice to us. If your policy terminates for any reason, the program will also terminate. An insured person may obtain current information about the program by visiting http://www.JohnHancockVitality.com/ or by calling 1(800)-732-5543.
Protection Variable Universal Life 2023 | Accelerated Benefit Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.
Brief Restrictions / Limitations [Text Block]	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Name of Benefit [Text Block]	Accelerated Benefit Rider
Operation of Benefit [Text Block]	• Accelerated Benefit Rider. This rider allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less. Before we can pay the benefit amount under this rider, the following conditions must be met: (1) you must provide us with written evidence satisfactory to us that that the insured person is terminally ill and has a life expectancy of one year or less, (2) we must receive a written consent of any assignee or any irrevocable beneficiary under the policy and (3) you must claim the benefit voluntarily and not as a way to satisfy a creditor’s claim or for government benefits. If you satisfy the above conditions, we will pay you up to 50% of the eligible death benefit, up to a maximum of $1,000,000 . You will receive your payment in one lump sum. You cannot make another claim under this rider after we have paid the benefit. We will not make a payment if it would be less than $10,000. If more than one policy owner makes a claim, we will pay the benefit in proportion to the amount of eligible death benefit each has . Example: Assume that your policy’s eligible death benefit is $1,000,000 and that you qualify for an accelerated benefit under this rider. If you elect to take the maximum accelerated benefit of 50%, the amount of such rider benefit will be $1,000,000 x 50% = $500,000. If you submit the claim prior to the insured person’s date of death you will receive the $500,000 as a one-time lump sum amount, then the amount of any death benefit that is paid will be reduced by $500,000 plus interest and the death benefit paid will be $500,000 less applicable interest. Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. You should consult your tax adviser and social service agencies before you decide to receive the benefit under this rider. This rider is only available with policies that are individually owned.
Protection Variable Universal Life 2023 | Accelerated Death Benefit for Chronic Illness Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Accelerations may be requested no more frequently than once every 12 months. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Advance payments are restricted to the annualized IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider*
Operation of Benefit [Text Block]	• Accelerated Death Benefit for Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy. The maximum amount of death benefit that may be accelerated under this rider is the lesser of 75% of the policy’s death benefit at the time of first acceleration or $1,000,000. Accelerations may be requested no more frequently than once every 12 months, until the maximum amount has been accelerated. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Payments under this rider are restricted to the annualized IRS per diem limit under IRC Section 7702B. If the acceleration requested would result in a payment greater than the annualized IRS per diem limit, then the accelerated benefit amount will be reduced accordingly. Example: Assume that your policy has a death benefit of $100,000 at the time that you request your first acceleration under this rider. If you elect to take the maximum accelerated benefit of 75%, the amount of such rider benefit will be $100,000 x 75% = $75,000. If you submit the claim prior to the insured person’s date of death, you will receive $75,000, less actuarially-determined amounts to compensate us for (a) a portion of the policy’s monthly deductions that otherwise would have been payable based on the insured person’s life expectancy and (b) our cost (in the form of discounted interest) of making the payment sooner than we otherwise would, based on the insured person’s life expectancy. The policy’s death benefit will be reduced by $75,000. If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $75,000, then the indebtedness will be reduced by $7,500 = $10,000 x ($75,000/$100,000).